SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentrations and Credit Risk) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Portion of cash and cash equivalents, certificates of deposit and restricted cash uninsured by financial institutions in PRC	$ 17,801,169	$ 4,604,884
Revenue [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.90%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.80%	15.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	13.00%
Purchases [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.30%	15.00%
Percentage of advanced payments paid to major supplier	49.00%	48.00%
Purchases [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.70%	10.00%
Percentage of advanced payments paid to major supplier	10.00%	11.00%